INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD- Balances (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 91,489,194	$ 87,956,354	$ 99,866,733	$ 102,410,945
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 21,863,790	$ 20,185,148
Ownership interest	50.00%	50.00%
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 11,359,597	$ 10,628,035
Ownership interest	10.26%	10.26%
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 1,107,007	$ 979,978
Ownership interest	11.32%	11.32%
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 51,615	$ 48,032
Ownership interest	40.00%	40.00%
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 24,258,224	$ 20,976,662
Ownership interest	40.00%	40.00%
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 2,192,920	$ 4,695,228
Ownership interest	7.52%	7.52%
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 30,656,041	$ 30,443,271
Ownership interest	35.00%	35.00%